CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income (Loss)	$ 25,865,673	$ 33,333,746	$ 34,407,761
Other Comprehensive Income (Loss):
Unrealized gains (losses) during period	862,930	8,297,119	(6,145,189)
Income tax (provision) benefit	(332,201)	(2,160,903)	1,695,874
Net unrealized (losses) gains	530,729	6,136,216	(4,449,315)
Reclassification of (gains)/losses to Net Income (Loss)	51,218	7	122,037
Total Other Comprehensive Income (Loss)	479,511	6,136,209	(4,571,352)
Total Comprehensive Income (Loss)	$ 26,345,184	$ 39,469,955	$ 29,836,409